Schedule of reconciliation of liabilities (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 1,193
Changes from financing activities:
Repayment of bank loan	(28)
Repayment of loan payable	(71)
Payment of lease obligations	(253)
Repayment of government loans	(99)
Total changes from financing activities	(451)
Foreign exchange	9
Other changes:
Financing costs	64
Interest paid	(60)
New leases (Note 6)	381
Adjustment (Note 6)	(165)
Balance at September 30, 2025	971
Bank loan [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	32
Changes from financing activities:
Repayment of bank loan	(28)
Repayment of loan payable
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(28)
Foreign exchange	3
Other changes:
Financing costs	1
Interest paid	(1)
New leases (Note 6)
Adjustment (Note 6)
Balance at September 30, 2025	7
Loan payable [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	269
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable	(71)
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(71)
Foreign exchange
Other changes:
Financing costs	22
Interest paid	(22)
New leases (Note 6)
Adjustment (Note 6)
Balance at September 30, 2025	198
Project financing [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	167
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations
Repayment of government loans
Total changes from financing activities
Foreign exchange	5
Other changes:
Financing costs
Interest paid
New leases (Note 6)
Adjustment (Note 6)
Balance at September 30, 2025	172
Government loans [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	273
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations
Repayment of government loans	(99)
Total changes from financing activities	(99)
Foreign exchange	1
Other changes:
Financing costs	8
Interest paid	(4)
New leases (Note 6)
Adjustment (Note 6)
Balance at September 30, 2025	179
Lease obligations [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	452
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations	(253)
Repayment of government loans
Total changes from financing activities	(253)
Foreign exchange
Other changes:
Financing costs	33
Interest paid	(33)
New leases (Note 6)	381
Adjustment (Note 6)	(165)
Balance at September 30, 2025	$ 415